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July 2, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Attention:                                         John Grzeskiewicz, Division of Investment Management

Re:                             Altegris KKR Commitments Master Fund (the “Fund”)

SEC File Nos. 333-219332; 811-22963

Dear Mr. Grzeskiewicz:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, each as amended, a copy of the Fund’s Registration Statement on Form N-2 (the “Amendment”).  The Amendment is being filed to update the Fund’s financial statements and certain other non-material information.

We believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of each Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 17 to each Fund’s Registration Statement on Form N-2 filed on July 31, 2019 (SEC File Nos. 333-219332; 811-22963).  Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.  Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5600.  Thank you.

Best regards,

/s/ Jonathan Gaines

Jonathan Gaines